Summary of Significant Accounting Policies - Revenue per Category (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 585,818	$ 416,718	$ 482,449
COA/Voyage revenue [Member]
Revenue	101,840	60,665	53,215
Time chartering revenue [Member]
Revenue	378,464	253,241	326,867
Port terminal revenue [Member]
Revenue	78,740	73,112	80,180
Storage fees (dry port) revenue [Member]
Revenue	1,518	3,364	3,452
Dockage revenue [Member]
Revenue	3,876	3,948	4,310
Sale of products revenue [Member]
Revenue	13,776	17,272	9,384
Liquid port terminal revenue [Member]
Revenue	5,734	4,606	4,032
Other [Member]
Revenue	1,870	510	1,009
Dry Bulk Vessel Operations [Member]
Revenue	362,342	200,793	254,178
Dry Bulk Vessel Operations [Member] | COA/Voyage revenue [Member]
Revenue	24,355	6,660	3,727
Dry Bulk Vessel Operations [Member] | Time chartering revenue [Member]
Revenue	337,018	194,005	250,187
Dry Bulk Vessel Operations [Member] | Port terminal revenue [Member]
Revenue	0	0	0
Dry Bulk Vessel Operations [Member] | Storage fees (dry port) revenue [Member]
Revenue	0	0	0
Dry Bulk Vessel Operations [Member] | Dockage revenue [Member]
Revenue	0	0	0
Dry Bulk Vessel Operations [Member] | Sale of products revenue [Member]
Revenue	0	0	0
Dry Bulk Vessel Operations [Member] | Liquid port terminal revenue [Member]
Revenue	0	0	0
Dry Bulk Vessel Operations [Member] | Other [Member]
Revenue	969	128	264
Logistics Business [Member]
Revenue	223,476	215,925	228,271
Logistics Business [Member] | COA/Voyage revenue [Member]
Revenue	77,485	54,005	49,488
Logistics Business [Member] | Time chartering revenue [Member]
Revenue	41,446	59,236	76,680
Logistics Business [Member] | Port terminal revenue [Member]
Revenue	78,740	73,112	80,180
Logistics Business [Member] | Storage fees (dry port) revenue [Member]
Revenue	1,518	3,364	3,452
Logistics Business [Member] | Dockage revenue [Member]
Revenue	3,876	3,948	4,310
Logistics Business [Member] | Sale of products revenue [Member]
Revenue	13,776	17,272	9,384
Logistics Business [Member] | Liquid port terminal revenue [Member]
Revenue	5,734	4,606	4,032
Logistics Business [Member] | Other [Member]
Revenue	$ 901	$ 382	$ 745